Income Tax Expense	12 Months Ended
Jun. 30, 2024
Income Tax Expense
Income Tax Expense

Note 5. Income Tax Expense

	Consolidated
	30 June 2024	30 June 2023	30 June 2022
	A$	A$	A$

Numerical reconciliation of income tax expense and tax at the statutory rate
Loss before income tax expense	(16,389,292)	(11,571,240)	34,402,821

Tax at the statutory tax rate of 25% (2023/2022: 25%)	(4,097,323)	(2,892,810)	8,600,705

Tax effect amounts which are not deductible/(taxable) in calculating taxable income:
Fair value loss on investments	208,488	-	-
Impairment of Investment in Snow Lake Resources	1,921,936	-	-
Share-based payments	83,917	195,059	300,013
Share of profits(losses) - associates	493,899	1,563,690	(7,272)

Tax effect of expense not deductible in determining taxable profit (tax loss)	(1,389,083)	(1,134,061)	8,893,446
Current year temporary differences not recognized	1,389,083	1,134,061	(8,893,446)
Income tax expense	-	-	-

	Consolidated
	30 June 2024	30 June 2023	30 June 2022
	A$	A$	A$

Tax losses not recognized
Unused tax losses for which no deferred tax asset has been recognized	41,434,748	39,205,645	19,808,028

Potential tax benefit @ 25%/21%	10,127,636	9,624,883	4,952,007

Under current legislation the tax losses cannot be carried forward indefinitely if control, ownership, or business nature changes. Deferred tax assets have not been recognized in respect of these items because it is not probable that future taxable profit will be available against which the consolidated entity can utilize the benefits.

These tax losses are also subject to final determination by the taxation authorities when the company derives taxable income.

The tax losses are subject to further review to determine if they satisfy the necessary legislative requirements under Income Tax legislation for carry forward and recoupment of tax losses.